Note 3 - Business Combination - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 21, 2018
Goodwill	$ 15,682	$ 15,682
CVie Investments [Member]
Cash and cash equivalents			$ 193
Restricted cash			31
Prepaid expenses and other current assets			387
Property and equipment, net			76
Intangible assets			77,090
Total identifiable assets acquired			77,777
Current liabilities			(2,590)
Loans payable, current			(7,944)
Deferred tax liabilities, noncurrent			(15,418)
Other liabilities, noncurrent			(7)
Net identifiable assets acquired			51,818
Goodwill			15,682
Net assets acquired			$ 67,500